Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total long-term debt	$ 1,451	$ 1,612
Less current portion	(117)	(191)
Total long-term debt, less current portion	1,334	1,421
0.38% due 2016, floating interest rate at Libor + 0.052% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank		19
1.10% due 2016, floating interest rate at Libor + 0.477% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank		26
1.01% due 2016, floating interest rate at Libor + 0.373% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank		29
2.08% due 2020, floating interest rate at Libor + 1.199% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	50	63
2.00% due 2020, floating interest rate at Libor + 1.056% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	110	138
0.60% due 2020, floating interest rate at Euribor + 0.917% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	53	68
1.79% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	150	180
1.86% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	144	173
Zero Coupon due 2019 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	564	550
1.0% due 2021 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	362	354
0.32% (weighted average), due 2017-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	14	4
1.95% (weighted average), due 2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	1	4
0.82% (weighted average), due 2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	1	1
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	2	2
20.80% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Capital Lease	$ 0	$ 1